Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the valuation allowance on inventories
Balance as of January 1,	$ 19,952	$ 14,730
Balance as of December 31,	22,936	19,952	$ 14,730
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of January 1,	(1,238)	(1,285)	(1,174)
Increase (net)	(121)	(36)	(85)
Currency translation adjustment and other variations	47	83	(26)
Balance as of December 31,	$ (1,312)	$ (1,238)	$ (1,285)